Average Annual Total Returns - PSF Global Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	15.84%	12.79%	10.38%	16.50%	12.82%	10.48%